Contingencies	9 Months Ended
Sep. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Contingencies

NOTE 10—CONTINGENCIES

Insurance Reserves

Holdings purchases insurance policies for workers’ compensation, automobile and product and general liability. These policies include high deductibles for which Holdings is responsible. These deductibles are estimated and recorded as expenses in the period incurred. Estimates of these expenses are updated each quarter and are adjusted accordingly. These estimates are subject to substantial uncertainty because of several factors that are difficult to predict, including actual claims experience, regulatory changes, litigation trends and changes in inflation. Estimated unpaid losses for which Holdings is responsible are included in the interim unaudited condensed consolidated balance sheets in accrued expenses and other current liabilities.

Environmental

Holdings is subject to a variety of federal, state, local and foreign environmental, health and safety laws and regulations, including those governing the discharge of pollutants into the air or water, the management and disposal of hazardous substances or wastes, and the cleanup of contaminated sites. UCI International or its predecessors have been identified as a potentially responsible party, or is otherwise currently responsible, for contamination at five sites. One of these sites is a former facility in Edison, New Jersey (the “New Jersey Site”), where a state agency has ordered UCI International to continue with the monitoring and investigation of chlorinated solvent contamination. UCI International is analyzing what further investigation and remediation, if any, may be required at the New Jersey Site. UCI International is also responsible for a portion of chlorinated solvent contamination at a previously owned site in Solano County, California (the “California Site”), where UCI International, at the request of the regional water board, is investigating and analyzing the nature and extent of the contamination and is conducting some remediation. Based on currently available information, management believes that the cost of the ultimate outcome of the environmental matters related to the New Jersey Site and the California Site will not exceed the $0.8 million accrued at September 30, 2013 by a material amount, if at all. However, because all investigation and analysis has not yet been completed and due to inherent uncertainty in such environmental matters, it is possible that the ultimate outcome of these matters could have a material adverse effect on the results of operations for a single quarter.

In addition to the two matters discussed above, UCI International or its predecessors have been named as a potentially responsible party at a third-party waste disposal site in Calvert City, Kentucky (the “Kentucky Site”). UCI International estimates settlement costs of less than $0.1 million for this site. UCI International also retains responsibility for remediation activities at a former manufacturing site (the “Former Manufacturing Site”) for which remediation settlement costs are estimated to be $0.1 million. To date, the expenditures related to the Kentucky Site and the Former Manufacturing Sites have been immaterial. In addition, UCI International is party to a remedy plan for an EPA Superfund site in Mayville, Wisconsin (the “Wisconsin Site”) related to hazardous and other waste disposal. Based on the settlement agreement, UCI International estimates its settlement cost to be less than $0.1 million. UCI International anticipates that the majority of the $0.1 million reserved for settlement and remediation costs will be spent in the next year.

Antitrust Litigation

Starting in 2008, UCI and its wholly-owned subsidiary, Champion Laboratories, Inc., (“Champion”), were named as defendants in numerous antitrust complaints originally filed in courts around the country (collectively the “U.S. Actions”). The complaints alleged that several defendant filter manufacturers engaged in price fixing for aftermarket automotive filters in violation of Section 1 of the Sherman Act and/or state law. Some of these complaints were putative class actions on behalf of all persons that purchased aftermarket filters in the U.S. directly from the defendants, beginning in 1999. Others were putative class actions on behalf of all persons who acquired indirectly aftermarket filters manufactured and/or distributed by one or more of the defendants beginning in 1999. The complaints sought treble damages, an injunction against future violations, costs and attorney’s fees. Also in 2008, Champion, but not UCI, was named as a defendant in two separate complaints brought in Ontario and Quebec, Canada (the “Ontario Action” and the “Quebec Action,” respectively, and, collectively, the “Canadian Actions”). The complaints included allegations similar to those in the U.S. Actions, and were brought as putative class actions on behalf of all persons in Canada that purchased aftermarket filters directly or indirectly from the defendants, beginning in 1999.

On March 8, 2012, Champion and two other defendants executed a settlement agreement with all plaintiffs to settle the U.S. Actions. On April 24, 2012, the court granted preliminary approval of the settlement and required $7.8 million to be paid to the trustee. On November 28, 2012, the court entered an order approving the settlement, certifying the settlement class and dismissing the U.S. Actions with prejudice. The period for appeal of this order expired on December 28, 2012, without any notice of appeal having been filed.

On September 12, 2013, all defendants executed a settlement agreement with all plaintiffs in the Canadian Actions. The Ontario Court granted preliminary approval of the settlement with respect to the Ontario Action on October 3, 2013, at which point Champion was obligated to pay $0.1 million to a trust account for the benefit of the settlement class members in the Canadian Actions. A hearing on the final approval of the Ontario Action is scheduled for January 8, 2014. The Quebec Court has not yet granted preliminary approval of the settlement with respect to the Quebec Action.

During the three and nine months ended September 30, 2013, Holdings recorded $0.1 million related to the Canadian Actions settlement and incurred post-trial costs of $0.1 million related to the U.S. Actions. During the three and nine months ended September 30, 2012, Holdings incurred post-trial costs of $0.3 million and $1.2 million, respectively, related to the U.S. Actions. These amounts are included in the interim unaudited condensed consolidated statements of comprehensive income (loss) in antitrust litigation costs.

Value-added Tax Receivables

A wholly-owned Mexican subsidiary of Champion had outstanding receivables denominated in Mexican pesos in the amount of $2.2 million from the Mexican Department of Finance and Public Credit related to refunds of Mexican value-added tax. In June 2013, the refund payment was received totaling $4.4 million (57.7 million Mexican pesos) including claims, interest and inflation of $2.0 million (25.5 million Mexican pesos), $1.8 million (23.3 million Mexican pesos) and $0.6 million (8.9 million Mexican pesos), respectively. The $1.8 million in interest and $0.6 million in inflation are included in interest expense, net in the interim unaudited condensed consolidated statements of comprehensive income (loss).

In addition, Champion’s Mexican subsidiary received a letter dated April 9, 2013 giving notification that the tax court had agreed to refund claims totaling $0.3 million (3.7 million Mexican pesos). On April 25, 2013, a refund payment was received totaling $0.7 million (8.2 million Mexican pesos) including interest and inflation of $0.3 million (3.3 million Mexican pesos) and $0.1 million (1.2 million Mexican pesos), respectively. The $0.3 million in interest and $0.1 million in inflation are included in interest expense, net in the interim unaudited condensed consolidated statements of comprehensive income (loss).

A wholly-owned Chinese subsidiary of Holdings had outstanding duty and value-added tax claims denominated in Chinese yuan in the amount of $2.0 million (RMB 12.5 million) with the Chinese tax authority. The claims relate to the refund of duties and value-added tax for equipment purchases made in 2005 – 2007 for use in the production of product for export. Due to concerns about the collectability of the refunds, no receivable had been previously recorded. During the three and nine months ended September 30, 2013, Holdings recorded the collection of $1.9 million of the claims and recorded a receivable for $0.1 million amounts still to be refunded. The $2.0 million of total claims has been recorded as income in miscellaneous, net in the interim unaudited condensed consolidated statements of comprehensive income (loss). The receivable of $0.1 million is recorded in other current assets in the interim unaudited condensed consolidated balance sheet.

Product Recall

During the year ended December 31, 2012, Holdings recalled certain defective products manufactured by Holdings’ Chinese operations and distributed by Holdings’ Spanish subsidiary. During the year ended December 31, 2012, Holdings recorded estimated costs of $1.2 million (€0.9 million). During the three and nine months ended September 30, 2013, Holdings recorded no additional provision for this matter. As of September 30, 2013, Holdings had paid $0.8 million (€0.6 million) of costs related to this matter and a remaining accrual of $0.4 million (€0.3 million) is recorded in the interim unaudited condensed consolidated balance sheet. Holdings believes that it has insurance coverage for a significant percentage of the costs related to this matter. As of September 30, 2013, Holdings has filed claims totaling $0.7 million (€0.6 million) with its insurance carrier. On May 9, 2013, Holdings received reimbursement for claims and product recall costs totaling $0.5 million (€0.4 million) under its insurance coverage, which was recorded to warranty expenses. On October 23, 2013, Holdings received reimbursement for claims and product recall costs totaling $0.2 million (€0.2 million) under its insurance coverage, which will be recorded to warranty expenses in the fourth quarter of 2013.

Other Litigation

Holdings is subject to various other contingencies, including routine legal proceedings and claims arising out of the normal course of business. These proceedings primarily involve commercial claims, product liability claims, personal injury claims and workers’ compensation claims. The outcome of these lawsuits, legal proceedings and claims cannot be predicted with certainty. Nevertheless, Holdings’ management believes that the outcome of any of these currently existing proceedings, even if determined adversely, would not have a material adverse effect on Holdings’ financial condition, results of operations or cash flows.